Note 6 - Leases - Future Minimum Time-charter Receipts (Details) $ in Thousands	Jun. 30, 2021 USD ($)
2022	$ 9,962
2023	11,844
2024	11,877
2025	11,844
2026	11,844
2027	1,915
Total	$ 59,286